Significant Accounting Policies (Details 1) $ in Thousands	Jun. 30, 2019 USD ($)
Maturity analysis of the Company's lease liabilities
Undiscounted cash flows	$ 4,820
2019 (excluding the six months ended June 30, 2019) [Member]
Maturity analysis of the Company's lease liabilities
Undiscounted cash flows	309
2020 [Member]
Maturity analysis of the Company's lease liabilities
Undiscounted cash flows	629
2021 [Member]
Maturity analysis of the Company's lease liabilities
Undiscounted cash flows	563
After 2022 [Member]
Maturity analysis of the Company's lease liabilities
Undiscounted cash flows	$ 3,319